FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
or fiscal year ending: 12/31/97


Is this a transition report?  N


Is this an amendment to a previous filing?  N



1.  A.   Registrant Name: CHUBB SEPARATE ACCOUNT C

    B.   File Number:811-8230

    C.   Telephone Number:(603) 226-5457


2.  A.   Street:#1 One Granite Place

    B.   City: Concord  C.  State: NH   D.  Zip Code:03301
Zip Ext:0001


3.  Is this the first filing on this form by Registrant?  N


4.  Is this the last filing on this form by Registrant?  N


5.  Is Registrant a small business investment company
(SBIC)?  N


6.  Is Registrant a unit investment trust (UIT)?  Y


7. A. Is Registrant a series or multiple portfolio company? N

For period ending  12/31/97

File number 811-8230


114.  A  Principal Underwrite Name:  Jefferson Pilot
Securities Corporation
	B.  File Number:  8-13-03870
	C:  City:  Concord	State:  New Hampshire	Zip Code:
03301

115.  A  Independent Public Account Name:  Ernst & Young LLP
	B.  City:  Boston		State:  Massachusetts	Zip
Code  02116	Zip Ext.:  5072

116.  Family of investment companies information:
	Identify the family in 10 letters:  CHUBBFUNDS

117.  A.  Is Registrant a separate account of an insurance
company? (Y/N)	Y
B.  Variably annuity contracts?  (Y/N)	N
C.  Scheduled premium variable life contracts (Y/N)
	N
D.  Flexible premium variable life contracts (Y/N)	Y
E.  Other types of insurance products registered under
the Securities Act of 1933?  (Y/N)	N

118.  State the number of series existing at the end of the
period that had securities registered under the Securities
Act of 1933?		1

119.  State the number of new series for which registration
statements under the Securities Act of 1933 became
effective during the period		0

121.  State the number of series for which a current
prospectus
was in existence at the end of the period	1

122.  State the number of existing series for which
additional units were registered under the Securities Act of
1933 during the current period		5

125.  State the total dollar amount of sales loads collected
(before
reallowances to other brokers or dealers) by Registrant's
principal underwriter
and any underwriter which is an affiliated person of the
principal underwriter
during the current period solely from the sale of units of
all series of
Registrant      $0





127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
(excluding distributions of realized gains, if any):



I.  Investment company equity securities  5  $26,280  $3,200

L.  Total assets of all series of registrant  5  $26,280
$3,200





131.  Total expenses incurred by all series of Registrant
during the current
reporting period   $161







132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-8230

For period ending (a) 12/31/97

File number (c) 811-8230



SIGNATURE



This report is signed on behalf of the registrant in the City of Concord and

State of New Hampshire on 26th day of February, 1998.




Chubb  Separate Account C
Registrant







         By:                                 Witness:
         John A Weston                       Donna M. Wilbur
         Assistant Vice President            Senior Analyst